MAN LONG SHORT FUND

SUPPLEMENT TO THE MAN LONG SHORT FUND

AUGUST 1, 2011 STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING LANGUAGE REPLACES SIMILAR LANGUAGE ON PAGES 9-12 UNDER “BOARD OF TRUSTEES”:

The Board of Trustees of the Fund (the “Board”) provides broad oversight over the operations and affairs of the Fund and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

The Trustees of the Board (the “Trustees”) are not required to hold Shares of the Fund. A majority of the Trustees are persons who are not “interested persons” (as defined in the 1940 Act) of the Adviser (the “Independent Trustees”).

The identity of the Trustees and officers of the Fund and brief biographical information regarding each Trustee and officer during the past five years is set forth below. The business address of each officer and Trustee is c/o Man Investments (USA) LLC, One Rockefeller Plaza, 16th Floor, New York, New York 10020. Each Trustee who is deemed to be an “interested person” of the Fund, as defined in the 1940 Act, is indicated by an asterisk.

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY MANAGER	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS
John B. Rowsell, c/o Man Investments (USA) LLC, One Rockefeller Plaza, 16th Floor, New York, NY 10020, (53)	Trustee *	Perpetual until resignation or removal, Trustee since May 2010.	President of Man Investments (USA), LLC; President of Man Investments Holdings Inc.	1	GLG Investment Series Trust, since May 17, 2011; Man- Glenwood Lexington (investment companies) (three funds), from January 2008 to March 2011.
Marvin Damsma, c/o Man Investments (USA) LLC, One Rockefeller Plaza, 16th Floor, New York, NY 10020 , (63)	Trustee	Perpetual until resignation or removal, Trustee since May 2010.	Director of Trust Investments, BP America Inc. (retired since March 2008).	1	GLG Investment Series Trust, since May 17, 2011; Man-Glenwood Lexington (investment companies) (three funds), from January 2008 to March 2011.

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY MANAGER	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS
Dale M. Hanson, c/o Man Investments (USA) LLC, One Rockefeller Plaza, 16th Floor, New York, NY 10020 , (68)	Trustee	Perpetual until resignation or removal, Trustee since May 2010.	Principal/partner of American Partners Consulting (marketing organization)	1	GLG Investment Series Trust, since May 17, 2011; Man-Glenwood Lexington (investment companies) (three funds), from January 2008 to March 2011.
Gregory E. Barton c/o Man Investments (USA) LLC, One Rockefeller Plaza, 16th Floor, New York, NY 10020, (49)	Trustee	Perpetual until resignation or removal, Trustee since July 2011.	Executive Vice President/General Counsel/Secretary, TheStreet.com; General Counsel/Secretary, Martha Stewart Living Omnimedia, Inc.; Executive Vice President/General Counsel/Secretary, Ziff Davis Media Inc.	1	Wisdom Tree Trust GLG Investment Series Trust
Aniello A. Bianco, c/o Man Investments (USA) LLC, One Rockefeller Plaza, 16th Floor, New York, NY 10020, (71)	Trustee	Perpetual until resignation or removal, Trustee since July 2011.	Vice President, Hildebrandt International (consultancy); Management Committee Advisor/Managing Director, Chadbourne & Parke LLP	1	GLG investments PLC Cytogel Pharma LLC Bianco Consulting LLC GLG Investment Series Trust
J. David Officer, c/o Man Investments (USA) LLC, One Rockefeller Plaza, 16th Floor, New York, NY 10020, (62)	Trustee	Perpetual until resignation or removal, Trustee since July 2011.	COO/Vice Chair/Director, The Dreyfus Corporation; President/Director, MBSC Securities Corporation; President/Director, Dreyfus Service Corporation; Chairman of Board of Managers/President/CEO, Founders Asset Management; Manager of Board of Managers/President, MBSC, LLC; Chairman/Director, Dreyfus Transfer, Inc.; Director/Vice President, Dreyfus Service Organization, Inc.; Director, Seven Six Seven Agency, Inc; Director, Mellon Residential Funding Corp.;	1	Dreyfus Transfer, Inc. Dreyfus Service Organization, Inc. Seven Six Seven Agency, Inc Mellon Residential Funding Corp. Mellon United National Bank Dreyfus Fund International

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY MANAGER	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS

Executive Vice President,

Mellon Bank, N.A., BNY

Mellon, N.A., The Bank of

New York Mellon;

Chairman, Laurel Capital

Advisors; CEO, SM ARIA;

Director, Mellon United

National Bank; Manager,

BNY Mellon Investment

Office GP LLC; President,

The Dreyfus Family of

Funds; Vice President, BNY

Mellon Funds Trust;

Chairman/President/CEO,

Mellon Institutional Funds

Investment Trust;

Chairman/President/CEO,

Mellon Institutional Funds

Master Portfolio;

Chairman/President/CEO,

Mellon Optima L/S Strategy

Fund LLC; President,

Dreyfus Funds, Inc.;

President/Principal

Executive Officer, Dreyfus

Founders Funds, Inc.;

Director, Dreyfus Fund

International Limited.

Limited DBX ETF Fund GLG Investment Series Trust

Trustees may be removed in accordance with the Declaration of Trust, with or without cause, by, if at a meeting, a vote of a majority of the Shareholders or, if by written consent, a vote of Shareholders holding at least two-thirds (2/3) of the total number of votes eligible to be cast by all Shareholders.

Principal Officers Who Are Not Trustees:

NAME AND AGE	POSITION(S) HELD WITH THE FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST 5 YEARS
Jordan Allen (48)	President and Principal Executive Officer	Since February 2012.	Head of Business Management and Chief Operating Officer of the Principal Strategy Group, Ore Hill Partners LLC; President and Partner; HFR Asset Management, LLC
Dahlila Crespo (40)	Treasurer and Principal Financial and Accounting Officer	Since February 2012.	Senior Controller, Capstone Holdings Group; Vice President, Goldman Sachs
Orly Lax (36)	Chief Legal Officer and Secretary	Since November 2010.	Head of U.S. and Product Legal teams, Man Investments USA Holdings Inc.
Sean Casey (42)	Chief Compliance Officer	Since January 2012.	Compliance Officer, Man Investments-US business; Senior Deputy Compliance officer, Vice President, Brown Brothers Harriman

THE FOLLOWING LANGUAGE WAS ADDED ON PAGE 21 UNDER “GAIN FROM

REPURCHASES AND TRANSFERS OF SHARES”:

Pursuant to legislation passed by Congress in 2008, if a Shareholder wants to use an Internal Revenue Service-accepted cost basis method with respect to any Fund Shares acquired after December 31, 2011, a Shareholder will have to elect to do so in writing (which may be electronic). If a Shareholder fails to affirmatively elect that method, the Fund will use average cost as its default cost basis determination method.

That legislation also requires the Fund (or its administrative agent) to report to the Internal Revenue Service and furnish to Shareholders the cost basis information for Shares acquired after December 31, 2011. In addition to the current requirement to report the gross proceeds from the redemption of its Shares, the Fund also will be required to report the cost basis information for Shares acquired after December 31, 2011 and indicate whether they had a short-term or long-term holding period. Shareholders should consult with their tax advisers to determine the best Internal Revenue Service- accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting law will apply to them.